Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

	Six months ended June 30,
	2024	2023
Numerator:
Net income available to common shareholders:	$175,149	$147,612

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,201,716	35,533,273
Plus weighted average number of RSUs with service conditions	435,789	673,036
Common share and common share equivalents, dilutive	35,637,505	36,206,309

Basic earnings per share:
Class A	4.98	4.15

Diluted earnings per share:
Class A	4.91	4.08